Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,127.7	$ 767.4	$ 1,030.1	$ 552.6	$ 14.6	$ 4,492.4
Iron ore – Iron solutions, Brazil - Pará
Total		415.7	560.5		1.6	977.8
Iron ore – Iron solutions, Brazil - Minas Gerais
Total		268.8	50.0		2.7	321.5
Iron ore – Iron solutions, Brazil - Maranhão
Total			3.3			3.3
Copper – Vale Base Metals, Brazil - Pará
Total		79.3	41.6			120.9
Nickel – Vale Base Metals, Brazil - Pará
Total		1.1	3.6			4.7
Nickel – Vale Base Metals, Canada - Manitoba
Total					0.7	0.7
Nickel – Vale Base Metals, Canada - Ontario
Total			0.5		1.3	1.8
Nickel – Vale Base Metals, Canada - Newfoundland and Labrador
Total		$ 2.4	0.3		0.4	3.1
Entity Level
Total	$ 2,127.7		$ 370.3	$ 552.6	$ 7.9	$ 3,058.5